Accumulated Other Comprehensive Income (Loss) - Schedule of Reclassification Out of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	$ 5,461	$ 5,549	$ 16,987	$ 17,808
Cost of goods sold	4,524	4,599	14,014	14,771
Other, net	131	286	951	498
Interest expense	273	258	743	824
Income taxes	32	56	179	259
Net income (loss)	39	(128)	(345)	17
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss)	10	45	13	218
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	(18)	14	(38)	27
Cost of goods sold	5	53	(17)	177
Other, net	1	(28)	(5)
Interest expense		2	3	7
Income taxes	2	(18)	11	(59)
Net income (loss)	(10)	23	(46)	152
Reclassification out of Accumulated Other Comprehensive Income [Member] | Change in Retirement Plans' Funded Status [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial losses	23	28	69	83
Amortization of prior service cost		(3)	(2)	(8)
Income taxes	(3)	(3)	(8)	(9)
Net income (loss)	$ 20	$ 22	$ 59	$ 66